Revolving Credit Facility	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revolving Credit Facility
Note F — Revolving Credit Facility
On March 29, 2022, the Company entered into a Credit Agreement (the “Credit Agreement”) with KeyBank Capital Markets, as lead arranger, and KeyBank, National Association, as administrative agent. The Credit Agreement refinanced the Company’s then current loan agreements for certain properties. The Credit Agreement provides for, among other things, a $75.0 million revolving credit facility, originally maturing on April 1, 2023 (the “Revolving Credit Facility”). The Revolving Credit Facility may be increased by up to an additional $75.0 million provided that no event of default has occurred and certain other conditions are satisfied. Borrowings under the Revolving Credit Facility bear interest at a Secured Overnight Financing Rate (“SOFR”) benchmark rate or Alternate Base Rate, plus a margin of between 1.75% and 3.00%, with respect to SOFR loans, or 0.75% to 2.00%, with respect to base rate loans, based on the Company’s leverage ratio as calculated under the Credit Agreement. The Credit Agreement is secured by a pool of properties and requires compliance with certain financial covenants. The Credit Agreement also includes financial covenants that require the Company to (i) maintain a total leverage ratio not to exceed 65.0%, (ii) not to exceed certain fixed charge coverage ratios, and (iii) maintain a certain tangible net worth.
During 2022, the Company drew $73.7 million on the Revolving Credit Facility to pay-off
certain mortgage loans and fund an acquisition of a single garage.
On November 17, 2022, the Company executed an amendment to the Credit Agreement which extends the maturity of the Revolving Credit Facility to April 1, 2024, amends certain financial covenants through the new term, and adds a requirement for the Company to use diligent efforts to pursue an equity raise or liquidity event by March 31, 2023. As of June 30, 2023, the Company was not in compliance with all applicable covenants in agreements governing its debt, resulting in events of default.

As of June 30, 2023, the balance of unamortized loan fees associated with the Revolving Credit Facility is $0.6 million which is being amortized to interest expense in the Consolidated Statements of Operations over the remaining term.

Note F — Revolving Credit Facility
On March 29, 2022, the Company entered into
a
Credit Agreement (the “Credit Agreement”) with KeyBank Capital Markets, as lead arranger, and KeyBank, National Association, as administrative agent. The Credit Agreement refinanced the Company’s then current loan agreements for certain properties. The Credit Agreement provides for, among other things, a $75.0 million revolving credit facility, originally maturing on April 1, 2023 (the “Revolving Credit Facility”). The Revolving Credit Facility may be increased by up to an additional $75.0 provided that no event of default has occurred and certain other conditions are satisfied. Borrowings under the Revolving Credit Facility bear interest at a Secured Overnight Financing Rate (“SOFR”) benchmark rate or Alternate Base Rate, plus a margin of between 1.75% and 3.00%, with respect to SOFR loans, or 0.75% to 2.00%, with respect to base rate loans, based on the Company’s leverage ratio as calculated under the Credit Agreement. The Credit Agreement is secured by a pool of properties and requires compliance with certain financial covenants. The Credit Agreement also includes financial covenants that require the Company to (i) maintain a total leverage ratio not to exceed 65.0%, (ii) not to exceed certain fixed charge coverage ratios, and (iii) maintain a certain tangible net worth.
On April 15, 2022, the Company drew on the Revolving Credit Facility to pay a loan in full with LoanCore in the amount of $37.9 million. The loan had a maturity date of December 9, 2022 and was secured by a pool of six properties. On April 21, 2022, the Company drew on the Revolving Credit Facility to pay two loans in full with Associated Bank in a combined amount of $18.2 million. The loans had maturity dates of May 1, 2022 and October 1, 2022, respectively, and were secured by two properties. On June 6, 2022, the Company drew on the Revolving Credit Facility for $17.6 million to fund the acquisition of 222 Sheridan Bricktown Garage LLC. As of December 31, 2022, the Company had drawn $73.7 million of the available $75.0 million in the Credit Agreement.
On November 17, 2022, the Company executed an amendment to the Credit Agreement which extends the maturity of the Revolving Credit Facility to April 1, 2024, amends certain financial covenants through the new term, and adds a requirement for the Company to use diligent efforts to pursue an equity raise or liquidity event by March 31, 2023. In connection with this extension, the Company paid an extension fee of $375,000 (plus fees), which is being deferred and amortized over the new term of the Revolving Credit Facility.
As of December 31, 2022, the balance of unamortized loan fees associated with the Revolving Credit Facility is $1.0 million which is being amortized to interest expense in the Consolidated Statements of Operations over the remaining term.